Research, Development and Engineering	12 Months Ended
Dec. 31, 2014
Research, Development and Engineering
Research, Development and Engineering

Note O.

Research, Development and Engineering

RD&E expense was $5,437 million in 2014, $5,743 million in 2013 and $5,816 million in 2012. In addition, RD&E expense included in discontinued operations was $368 million in 2014, $483 million in 2013 and $486 million in 2012.

The company incurred total expense of $5,595 million, $5,959 million and $6,034 million in 2014, 2013 and 2012, respectively, for scientific research and the application of scientific advances to the development of new and improved products and their uses, as well as services and their application. Within these amounts, software-related expense was $3,064 million, $3,077 million and $3,078 million in 2014, 2013 and 2012, respectively.

Expense for product-related engineering was $211 million, $267 million and $268 million in 2014, 2013 and 2012, respectively.